NYSA FUND

A Series of

Nysa Series Trust

NYSAX

Supplement dated July 1, 2013

To

Prospectus and Statement of Additional Information dated July 25, 2012

This Supplement amends the Prospectus and Statement of Additional Information of Nysa Fund dated as of July 25, 2012, as supplemented on February 1, 2013, February 15, 2013, and April 16, 2013.  It replaces the Supplement to the Prospectus and Statement of Additional Information of Nysa Fund dated as ofApril 16, 2013.   Capitalized Terms used herein are defined in the Prospectus or Statement of Additional Information.

The Prospectus is revised as follows:

1.

The section of the Prospectus captioned PRINCIPAL INVESTMENT STRATEGIES on page 2 is changed to add a new sub-section captioned Investments in Equity Securities immediately before the first paragraph.

2.

The section of the Prospectus captioned PRINCIPAL INVESTMENT STRATEGIES on page 2 is changed to add a new subsection captioned Investments in Debt Securities immediately following the fourth paragraph on page 3.

Investments in Debt Securities

In seeking its investment objective of capital appreciation, the Fund invests mainly in equity securities.  However, from time to time, the Fund may also invest in bonds, debentures and other debt securities and instruments, some of which may be convertible into equity securities. A debt security is a security that represents the obligation of an issuer to repay money borrowed.  The terms of a debt security specify the principal amount of the indebtedness, the interest rate or discount, and the times at which payments of principal and/or interest are due.  Debt securities may include domestic and foreign corporate debt obligations; domestic and foreign government debt obligations, including U.S. government securities; mortgage related securities; asset backed securities and other debt obligations.

The Fund may invest up to 15% of its net assets in a variety of debt securities, some of which may be considered below “investment grade” and some of which may be unrated.  Subject to that limit and the limitation on investments in illiquid securities described below, the Fund may invest up to 10% of its net assets in debt securities that are rated below investment grade, unrated and/or illiquid.

The Fund may purchase taxable or tax-exempt debt securities. The range of debt securities that the Fund may purchase also includes residential and commercial mortgaged-backed securities, residential and commercial collateralized mortgage obligations, collateralized debt obligations and asset-backed securities.  The Fund may purchase debt securities without regard to their maturity.  The Fund may purchase debt securities that may be callable or non-callable, may be secured or unsecured and may be rated or unrated. The Fund may also invest in zero-coupon securities.   The Fund’s investment in debt securities for which there is no active trading market is subject to the Fund’s fundamental policy that it may not invest more than 15% of its net assets in illiquid securities.

Because the Fund can invest up to 10% of its net assets in unrated or below-investment-grade securities, the Fund’s credit risks are greater than those of funds that purchase only investment-grade securities.  The 10% limitation is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been lowered, or in the case of an unrated security, after the Fund’s adviser has changed its assessment of the security’s credit quality.  As a result credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed this 10% restriction for some period of time.  If the Fund has more than 10% of its net assets invested in below-investment-grade securities, the Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the limitation.

3.

The section of the Prospectus captioned Principal Risks on page 5 is changed by the addition of the following paragraph as the second paragraph of that section:

New Portfolio Manager.  Effective as of February 1, 2013, Robert Cuculich, an employee of Pinnacle Advisors LLC, the Fund’s Adviser and Pinnacle Investments, LLC, the Fund’s principal underwriter, replaced Michael Samoraj as Portfolio Manager. Mr. Cuculich is solely and primarily responsible for the day-to-day management of the Fund’s portfolio.  In connection with his duties as Portfolio Manager, Mr. Cuculich is responsible for analyzing which securities are eligible for purchase by the Fund and making decisions to purchase and/or sell portfolio securities in accordance with the Fund’s investment objective and policies. Although Mr. Cuculich has managed client accounts on a non-discretionary basis for 32 years, he has no previous experience managing investment company portfolios. Mr. Cucuich allocates his time among his portfolio management responsibilities and his other responsibilities.  His multiple roles could result in conflicts of interest between his responsibilities to the Fund and his responsibilities to retail customers of the Underwriter.   Investors are encouraged to take into account the risks attendant to Mr. Cuculich’s limited portfolio management experience before investing in the Fund.

4.

The section of the Prospectus captioned PRINCIPAL RISKS is changed to add a new subsection captioned Risks Associated with Investments in Equity Securities following the paragraph captioned New Portfolio Manager.

5.

The section of the Prospectus captioned PRINCIPAL RISKS is changed to add a new subsection captioned Risks Associated with Investments in Debt Securities on page 3.

Risks Associated with Investments in Debt Securities

In general, debt securities, including both taxable and tax-exempt securities, are subject to the following risks:

Credit Risk.  Credit Risk is the risk that the issuer of a security might not make interest or principal payments on the security as they become due.  If the issuer fails to pay interest, the Fund’s income might be reduced, and if the issuer fails to pay interest or repay principal, the value of the security might fall.  A downgrade in the issuer’s credit rating or other adverse credit information about an issuer can reduce the market value of the issuer’s securities.

Interest Rate Risk.  Interest rate risk refers to the fluctuations in value of a debt security resulting from the relationship between price and yield.  An increase in general interest rates will tend to reduce the market value of already-issued debt securities and a decline in general interest rates will tend to increase their value.  Debt securities with longer maturities are usually subject to greater fluctuations from interest rate changes than obligations having shorter maturities.  Fluctuations in the market valuations of debt securities may affect the value of Fund assets.

Prepayment Risk.  Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. That is the risk that when interest rates fall, the issuer will repay the security prior to the security’s expected maturity.  The Fund may need to reinvest the proceeds at a lower interest rate, thereby reducing its income.  Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall.  If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause it to lose a portion of its principal investment represented by the premium.  The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility.

Extension Risk.  If Interest rates rise rapidly, repayments of principal on certain debt securities may occur at a rate that is slower than expected, and the expected maturity of those securities could lengthen as a result.  Those securities generally have a greater potential for loss when prevailing interest rates rise, which could cause their value to fall sharply.

Event Risk.  If an issuer of debt securities is the subject of a buyout, debt restructuring, merger, or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its securities to fall.

Special Risks of Below-Investment-Grade Securities.  Below-investment-grade debt securities have a greater risk that the issuer might not be able to pay interest and principal when due.  The market for below-investment-grade debt securities may be less liquid and these securities may be more difficult to value or to sell at an acceptable price, especially during times of market volatility or decline.

Risks of Securities Issued with Call Features.  Certain debt securities are issued with a “call” feature which permits the issuer to redeem the security prior to the expected maturity date.  Under circumstances where the issuer calls the security prior to its expected maturity date, the Fund may need to reinvest the proceeds at a lower interest rate, thereby reducing its income.

Special Risks of Derivative Instruments.  Investments in derivatives involve significant risks.  Derivatives may be more volatile than other types of investments, may require the payment of premiums, can increase portfolio turnover, may be illiquid, and may not perform as expected.  Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due.  Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.  Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.

Risks of Zero-Coupon Securities.  The Fund can invest in zero-coupon securities.  These debt securities do not pay interest prior to their maturity date or else they do not start to pay interest at a stated coupon rate until a future date.  They are issued and traded at a discount from their face amount.  The discount varies as the securities approach their maturity date (or the date interest payments are scheduled to begin).  When interest rates change, zero-coupon securities are subject to greater fluctuation in their value than securities that pay current interest.  The Fund accrues interest on zero-coupon securities as tax-free income on a current basis.  The Fund may have to pay out the imputed income on zero-coupon securities without receiving actual cash payments currently.

Special Risks of Illiquid Securities.  Investments in illiquid securities carry special risks because there is no trading market for such securities, making it difficult to value them or dispose of them promptly at an acceptable price. The Adviser monitors holdings of illiquid securities on an ongoing basis.

Documentation Risk.  Investments in securities that involve the securitization of specific assets or other securities carry the risk that the holder  may be unable to establish ownership of or a claimed interest in the assets and other securities as a result of inadequate record-keeping for or improper documentation of the ownership of or claimed interest in the specific assets or other securities.

6.

The single sentence in section of the Prospectus captioned Portfolio Manager on page 7 is deleted in its entirety and replaced with the following:

Effective as of February 1, 2013, Robert Cuculich replaced Michael Samoraj as portfolio manager of the Fund.

7.

Effective as of March 30, 2013, the content of the back cover page of the Prospectus is replaced in its entirety with the following information:

NYSA SERIES TRUST

507 Plum Street

Syracuse, NY 13204

BOARD OF TRUSTEES

Joseph Masella

Mark E.  Wadach

Lawton A. Williamson

INVESTMENT ADVISER

PINNACLE ADVISORS, LLC

507 Plum Street

Syracuse, NY 13204

UNDERWRITER

PINNACLE INVESTMENTS, LLC

507 Plum Street

Syracuse, NY 13204

LEGAL COUNSEL

PATRICIA C. FOSTER, ESQ. PLLC

170 Van Voorhis Road

Pittsford, NY 14534

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

SANVILLE & COMPANY

1514 Old York Road

Abington, Pennsylvania 19001

CUSTODIAN

HUNTINGTON NATIONAL BANK

7 East Oval EA4E95

Columbus, OH 43219

ADMINISTRATOR/TRANSFER AGENT

MUTUAL SHAREHOLDER SERVICES LLC

8000 Town Centre Dr. Ste 400

Broadview Heights, OH 44147

SHAREHOLDER SERVICES

Nationwide Toll Free:  1-800-535-9169

Additional information about the Fund is included in the Statement of Additional Information (SAI), which is hereby incorporated by reference in its entirety.  Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semi-annual  reports to shareholders or other information about the Fund, or to make inquiries about the Fund, please call 1-800-535-9169. The Fund does not currently make its SAI, its annual report or its semi-annual report available on a website.  The Fund’s website is under construction.

Information about the Fund, including the SAI, can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.  Information about the operation of the Public Reference Room can be obtained by calling the Commission at 1-202-942-8090.  Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  Copies of information on the Commission’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov. or by writing to:  Securities and Exchange Commission, Public Reference Section, Washington, D.C.  20549-0102.

Investment Company Act File Number: 811-07963

Securities Act File Number: 333-17381

The Statement of Additional Information (SAI) is revised as follows:

1.

The section of the SAI captioned ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT POLICIES AND RISKS is changed as follows:

A new subsection captioned Debt Securities is added immediately following the subsection captioned Warrants and Rights on page 8:

Debt Securities. The Fund may invest up to 15% of its net assets in a variety of debt securities, some of which may be considered below “investment grade” and some of which may be unrated.  Subject to that limit and the limitation on investments in illiquid securities described below, the Fund may invest up to 10% of its net assets in debt securities that are rated below investment grade, unrated and/or illiquid.

The Fund may purchase taxable or tax-exempt debt securities. The range of debt securities that the Fund may purchase also includes residential and commercial mortgaged-backed securities, residential and commercial collateralized mortgage obligations, collateralized debt obligations and asset-backed securities.  The Fund may purchase debt securities without regard to their maturity.  The Fund may purchase debt securities that may be callable or non-callable, may be secured or unsecured and may be rated or unrated. The Fund may also invest in zero-coupon securities.   The Fund’s investment in debt securities for which there is no active trading market is subject to the Fund’s fundamental policy that it may not invest more than 15% of its net assets in illiquid securities.

Because the Fund can invest up to 10% of its net assets in unrated or below-investment-grade securities, the Fund’s credit risks are greater than those of funds that purchase only investment-grade securities.  The 10% limitation is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been lowered, or in the case of an unrated security, after the Fund’s adviser has changed its assessment of the security’s credit quality.  As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of unrated and below-investment-grade securities to exceed this 10% restriction for some period of time.  If the Fund has more than 10% of its net assets invested in unrated and below-investment-grade securities, the Adviser will not purchase additional unrated or below-investment-grade securities until the level of holdings in those securities no longer exceeds the limitation.

The subsection captioned Unseasoned Issuers is changed to delete the following sentence:  “The Fund does not currently intend to invest more than 5% of its net assets in the securities of unseasoned issuers.”

2.

In the section captioned The Investment Adviser, the subsection captioned “Portfolio Manager” on page 23 is deleted in its entirety and replaced with the following.

Portfolio Manager.  Robert Cuculich replaced Michael Samoraj as Portfolio Manager of the Fund on February 1, 2013. In his role as Portfolio Manager, Mr. Cuculich is responsible for the day-to-day management of the Fund’s investments.  Mr. Cuculich is an employee of both the Adviser and Pinnacle Investments, LLC, a registered broker-dealer and registered investment adviser, which serves as principal underwriter of the Fund (the “Underwriter”).

In his capacity as a registered representative of the Underwriter, Mr. Cuculich is also engaged in a retail securities brokerage business, and in that capacity, handles accounts for customers of the Underwriter on a non-discretionary basis.  Prior to his appointment as Portfolio Manager, Mr. Cuculich had not managed any mutual fund portfolios or any other client accounts on a discretionary basis. He does not currently manage other portfolios or accounts other than the portfolio assets of the Fund on a discretionary basis. The following table provides information regarding the portfolios and accounts managed by Mr. Cuculich as of February 1, 2013.

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed	Other Accounts Managed	Total Assets in Other Accounts Managed
Robert Cuculich	1	$1,671,329.90	0	0	0	0

► Conflicts of Interest.  As indicated above, Mr. Cuculich serves as the Portfolio Manager for the Fund.  Mr. Cuculich is also employed by the Underwriter, which is engaged in the retail securities brokerage business, and, as a Financial Consultant, he also handles other accounts for retail customers of the Underwriter on a non-discretionary basis. As a consequence, Mr. Cuculich allocates his time among his portfolio management responsibilities and his responsibilities to retail customers of the Underwriter.  In addition, Mr. Cuculich receives compensation from the Fund in the form of service fees that are attributable to shares of the Fund held by retail accounts of the Underwriter for which he is the broker of record.  Mr. Cuculich’s multiple roles could result in conflicts of interest between his responsibilities to the Fund and his responsibilities to retail customers of the Underwriter.  Such conflicts could occur whether the investment objectives and strategies of those customers are the same as, or different, from, the Fund’s investment objectives and strategies.  For example the Portfolio Manager may need to allocate investment opportunities between the Fund and another account having similar investment objectives and strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all accounts handled by the Portfolio Manager have a fee structure that is the same as or similar to that of the Fund.  In fact, the Portfolio Manager may receive transaction-based compensation in the form of commissions on certain accounts rather than a fee.  If the compensation structure of another account is more advantageous to the Underwriter than the fee structure of the Fund, the Portfolio Manager could have an incentive to favor that other account. However, the Adviser’s compliance procedures and Code of Ethics recognize the Advisor’s fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another.  It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

►Compensation of the Portfolio Manager.  Robert Cuculich, the Fund’s Portfolio Manager is an employee of both the Adviser and the Underwriter. While he receives compensation from the Underwriter in the form of commissions on securities transactions and compensation from the Fund in the form of service fees that are attributable to shares of the Fund held by retail accounts of the Underwriter for which he is the broker of record, he does currently not receive compensation from the Adviser for the portfolio management services that he provides to the Fund.

►Ownership of Fund Shares.  The following table shows the Portfolio Manager’s beneficial ownership of shares of the Fund as of February 1, 2013.

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares of All Funds Overseen
Robert Cuculich	$10,001 - $50,000	-0-

3.

The section captioned  Management of the Fund at page 17 is deleted in its entirety and replaced with the following:

MANAGEMENT OF THE FUND

OVERSIGHT ROLE OF THE BOARD OF TRUSTEES; BOARD COMPOSITION AND STRUCTURE

The role of the Board of Trustees in management of the Fund is an oversight role. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Fund, primarily the Adviser and the Distributor, have responsibility for the day-to-day management of the Fund.  These responsibilities include, among others, responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). In connection with its oversight role, the Board, or its committees or their designees, interacts with and receives reports from, senior personnel of the Fund’s service providers, which include, among others, senior investment personnel of the Adviser (including personnel with responsibility for management of the Fund’s portfolio), the Fund’s Chief Compliance Officer and the Adviser’s Chief Compliance Officer.   Effective as of March 30, 2013, Kevin McClelland, an employee of Pinnacle Capital Management, LLC, an affiliate of the Underwriter, replaced Michael Samoraj as Chief Compliance Officer of the Fund.

The Board’s Audit Committee (which consists of all of the Independent Trustees) meets with the Fund’s Treasurer and the Fund’s independent registered public accounting firm on a periodic basis.   Between such meetings, the Audit Committee has access to the Fund’s Treasurer and the Fund’s independent registered public accounting firm. The Board also receives periodic presentations from senior personnel of the Adviser regarding risk management generally, as well as periodic presentations relating to specific operational and investment functions, such as trading practices (including brokerage allocation and execution) and investment research. From time to time, the Board also receives reports from counsel regarding regulatory compliance and governance matters. The Board has adopted policies and procedures designed to address a variety of operational and compliance matters. In addition, the Adviser has adopted certain policies, procedures and controls designed to address particular risks to the Fund’s portfolio. However, the Board recognizes that it is not possible to eliminate all of the risks which might affect the Fund’s Portfolio. The Board’s oversight role does not make the Board a guarantor of the Fund’s portfolio activities.

 The 1940 Act generally requires that at least 40% of a mutual fund’s trustees be trustees who are not “interested trustees” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustees”). Moreover, in order to rely on certain exemptive rules under the 1940 Act, a majority of the Fund’s Trustees  must be Independent Directors, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, two-thirds of the Fund’s Trustees are Independent Trustees.  Although the Board does not currently have a Chairman, the Independent Trustees have designated a lead Independent Trustee who chairs meetings or executive sessions of the Independent Trustees, reviews and comments on Board meeting agendas and facilitates communication among the Independent Trustees, and management. The Independent Trustees do not have counsel separate from counsel to the Fund.

The Board has determined that its leadership structure, in which the Independent Trustees have designated a lead Independent Trustee to function as described above, is appropriate in light of the services that the Adviser and its affiliates provide to the Fund and potential conflicts of interest that could arise from these relationships.

TRUSTEES AND OFFICERS

Overall responsibility for management of the Trust rests with the Board of Trustees (“Board”).  The Board, in turn, elects the Officers of the Trust to actively supervise its day-to-day operations.  One of the three Trustees is an “interested person” of the Trust, as defined by the 1940 Act.  Two of the Trustees are not “interested persons” of the Trust, and are referred to as Independent Trustees.

Each trustee has served the Fund in the following capacities from the following dates:

Position

Length of Service

Joseph Masella*

Trustee

Since 1997

Mark Wadach

Trustee

Since 1997

Lawton  A. Williamson**

Trustee

Since 2013

*Mr. Masella served as an Independent Trustee of the Fund from 1997 – October, 2011, at which time his status changed to that of an “Interested Trustee.”  In October of 2011, Mr. Masella became the Chief Executive Officer of Pinnacle Capital Management, LLC, a registered investment adviser.  Pinnacle Capital Management, LLC , a subsidiary of Pinnacle Holdings Company, LLC, is an affiliate of Pinnacle Investments, LLC, the Fund’s principal underwriter.  Mr. Masella is also a director of Pinnacle Holding Company, LLC.

On March 29, 2013, Mr. Williamson was elected to serve as an Independent Trustee, to fill the vacancy created as a result of the resignation of John Dobek on that date.  Mr. Dobek had served as an Independent Trustee since 2007.

The principal business occupation of each of the Trustees during at least the past five years is set forth in the chart below.  None of the Trustees serves as a director or trustee for any other registered investment company or as a director of any other company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or that is subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934.

Independent Trustees**

Name	Age	Position With the Fund	Principal Occupation	Number of Portfolios Overseen
Mark Wadach	61	Trustee	Sales Representative for Upstate Utilities Inc. (utilities, telecom and cellular) from 2007 – Present.	1
Lawton A. Williamson	56	Trustee	Director, Community Employment, Onondaga Community Living, Inc. from 2000 – Present.	1

** The principal business address of each Independent Trustee is 507 Plum Street, Syracuse, NY 13204.

Interested Trustee***

Name	Age	Position With the Fund	Principal Occupation	Number of Portfolios Overseen
Joseph Masella	63	Trustee	Chief Executive Officer, Pinnacle Capital Management, LLC October 2011 – Present; Executive Vice President, Unity Mutual Life Insurance, August 1978 – June 2011.	1

*** Mr. Masella’s principal business address is 100 Limestone Plaza, Fayetteville, NY 13066.

Officers****

Name	Age	Position(s) With the Fund	Principal Occupation	Number of Portfolios Overseen
Gregg A. Kidd	51	President (since 1996); Trustee (1996-2010)	President of Pinnacle Advisors, LLC and Pinnacle Investments, LLC since 1996.	1
Daniel F. Raite	62	Treasurer since 2003	Vice President of Pinnacle Advisors, LLC and Pinnacle Investments, LLC since 1996.	1
Michael M. Samoraj	52	Secretary since 2003; Chief Compliance Officer from 2007 – March, 2013.	Registered principal with Pinnacle Investments since 1999.	1

****The principal business address of each of the Officers is 507 Plum Street, Syracuse, NY 13204.

Board Committees.  The Board of Trustees has established an Audit Committee, which oversees the Fund’s accounting and financial reporting policies, as well as the independent audit of its financial statements. Effective as of March 30, 2013, the members of the Audit Committee are Mark Wadach (Chairman) and Lawton A. Williamson. The Audit Committee held four meetings during the fiscal year ended March 31, 2013. The Audit Committee does not currently have a financial expert.  The Board of Trustees has also established a Valuation Committee, to which the Board has delegated certain responsibilities in connection with procedures adopted by the Board that are intended to enable proper valuation of the portfolio securities of the Fund. Effective as of March 30, 2013, the Valuation Committee, which consists of, Mark Wadach (Chairman) and Joseph Masella.  The Valuation Commitee met four times during the fiscal year ended March 31, 2013.   The Board of Trustees has held no nominating or compensation committee or any committee performing similar functions.

Trustees’ Ownership of Fund Shares.  The following table shows each Trustee’s beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the complex overseen by the Trustee.  Information is provided as March 31, 2013.

Name of Trustee	Dollar Range of Fund Shares Owned by Trustee	Aggregate Dollar Range of Shares of All Funds Overseen by Trustee

Joseph Masella	Over $100,000	Over $100,000
Mark E. Wadach	$1- $10,000	$1- $10,000
Lawton A. Williamson	-0-	-0-

Officer and Trustee Compensation.  No director, officer or employee of the Adviser or the Underwriter (or any affiliate of the Adviser or the Underwriter) receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Trustee who is not an “interested person” of the Trust receives from the Trust a fee of $500.00 for attendance at each meeting of the Board of Trustees, plus reimbursement of travel and other expenses incurred in attending meetings.  The following table provides compensation amounts paid during the fiscal year ended March 31, 2013 to Trustees who are not “interested persons” of the Trust.

Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund and Fund Complex Paid to Trustees
John R. Dobek	$2000.00	None	None	$2000.00
Joseph Masella	None	None	None	None
Mark E. Wadach	$2000.00	None	None	$2000.00

Mr. Dobek served as trustee from 2007 to March 29, 2013.  During the fiscal year ended March 31, 2013, no officers of the Trust received compensation from the Fund in excess of $60,000.

Combined Supplement 070113